Share capital, dividends and earnings/(loss) per share - Share activity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Treasury Stock [Roll Forward]
Issuance of additional registered shares (in shares)			8.0
Treasury stock, balance (in shares)	7.9
Balance (in shares)	499.7	499.7	491.7
Balance (in shares)	499.7	499.7	499.7
Common stock shares outstanding
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	490.1	489.2	488.3
Settlement of equity-based awards (in shares)	1.7	0.9	0.9
Number of shares outstanding (in shares)	491.8	490.1	489.2
Treasury stock shares
Reconciliation of Treasury Stock [Roll Forward]
Treasury stock, balance (in shares)	9.6	10.5	3.4
Issuance of additional registered shares (in shares)			8.0
Settlement of equity-based awards (in shares)	(1.7)	(0.9)	(0.9)
Treasury stock, balance (in shares)		9.6	10.5